<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     3/31/2012

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke LP
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Chief Financial Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		May 14, 2012

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   NONE



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASBURY AUTOMOTIVE GP COM       COM              043436104     1890    70000 SH       SOLE                    70000
ASCENT CAPITAL GROUP           COM              043632108     4256    90000 SH       SOLE                    90000
CABELA'S INC - CL A            COM              126804301     2861    75000 SH       SOLE                    75000
CARMAX INC                     COM              143130102     2079    60000 SH       SOLE                    60000
COST PLUS INC CALIF            COM              221485105     3580   200000 SH       SOLE                   200000
DEXCOM INC COM                 COM              252131107     1773   170000 SH       SOLE                   170000
DIGIMARC CORP.                 COM              253807101     1692    60556 SH       SOLE                    60556
DISCOVERY COMMUN NEW COM SER C COM              25470F302     1758    37500 SH       SOLE                    37500
DISCOVERY COMMUNICATIONS SER A COM              25470F104     1897    37500 SH       SOLE                    37500
FOSSIL INC                     COM              349882100     1188     9000 SH       SOLE                     9000
GENTEX CORP                    COM              371901109     1470    60000 SH       SOLE                    60000
GNC HLDGS INC COM CL A         COM              36191G107     2687    77000 SH       SOLE                    77000
HEARTLAND PAYMENT SYSTEMS INC  COM              42235N108      721    25000 SH       SOLE                    25000
HECKMANN CORP COM              COM              422680108      991   230000 SH       SOLE                   230000
HEELYS INC                     COM              42279M107      880   400000 SH       SOLE                   400000
HERTZ GLOBAL HLDS              COM              42805T105     2106   140000 SH       SOLE                   140000
HMS HOLDINGS                   COM              40425J101     1404    45000 SH       SOLE                    45000
HORIZON TECHNOLOGY FIN COM     COM              44045A102     1412    85000 SH       SOLE                    85000
IMPAX LABORATORIES             COM              45256B101     1475    60000 SH       SOLE                    60000
INTERVAL LEISURE GROUP COM     COM              46113M108     4350   250000 SH       SOLE                   250000
IPC THE HOSPITALIST CO COM     COM              44984A105     1772    48000 SH       SOLE                    48000
KIT DIGITAL INC COM NEW        COM              482470200     2340   325000 SH       SOLE                   325000
LIVEPERSON INC COM             COM              538146101     1174    70000 SH       SOLE                    70000
MAXYGEN                        COM              577776107     2009   350000 SH       SOLE                   350000
NGL ENERGY PARTNERS LP COM UNI COM              62913M107      963    46749 SH       SOLE                    46749
O2MICRO INTERNATIONAL          COM              67107W100     1122   200000 SH       SOLE                   200000
PENN NATL GAMING               COM              707569109     3438    80000 SH       SOLE                    80000
PNC FINANCIAL SVCS             COM              693475105     1612    25000 SH       SOLE                    25000
QUALCOMM                       COM              747525103     2722    40000 SH       SOLE                    40000
REMARK MEDIA COM               COM              75954W107      301    50017 SH       SOLE                    50017
RENT -A- CENTER                COM              76009N100     1887    50000 SH       SOLE                    50000
ROI ACQUISITION CORP UNIT 1 00 COM              74966A203     1000   100000 SH       SOLE                   100000
ROYCE VALUE TR INC COM         COM              780910105     1389   100000 SH       SOLE                   100000
SBA COMMUNICATIONS CORP-CL A   COM              78388J106     2032    40000 SH       SOLE                    40000
SOLAR CAP LTD COM              COM              83413U100     1454    65900 SH       SOLE                    65900
SOLAR SR CAP LTD COM           COM              83416M105     1458    90500 SH       SOLE                    90500
STAPLES                        COM              855030102      809    50000 SH       SOLE                    50000
SWISHER HYGIENE INC            COM              870808102      246   100000 SH       SOLE                   100000
SYNERGETICS USA INC COM        COM              87160G107      766   117783 SH       SOLE                   117783
TEAVANA HLDGS INC COM          COM              87819P102      831    42150 SH       SOLE                    42150
TEXAS ROADHOUSE INC            COM              882681109      749    45000 SH       SOLE                    45000
TREE COM INC COM               COM              894675107     1005   131680 SH       SOLE                   131680
VALUEVISION INTL INC-CL A      COM              92047K107      849   410000 SH       SOLE                   410000
VITAL LIVING. INC. RSTD        COM                               4  4715281 SH       SOLE                  4715281
WET SEAL CL A                  COM              961840105      931   270000 SH       SOLE                   270000